OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Other Non-current Assets [Abstract]
OTHER NON-CURRENT ASSETS
15.	OTHER NON-CURRENT ASSETS

	December 31, 2024 US$‘000	December 31, 2023 US$‘000
Finance lease receivables (see Note 17)	-	36
Other assets	28	43

	28	79

The Group leases instruments as part of its business. For details of future minimum finance lease receivables with non-cancellable terms, please refer to Note 17.